Related party transactions (Details)										12 Months Ended											12 Months Ended		0 Months Ended								12 Months Ended					0 Months Ended				12 Months Ended			0 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class B USD ($)	Nov. 01, 2013 Class B USD ($)	Dec. 31, 2014 Benchmark revenue to be achieved for year ending December 31, 2014 CNY	Dec. 31, 2014 Benchmark revenue to be achieved for year ending December 31, 2015 CNY	Dec. 31, 2014 Benchmark revenue to be achieved for year ending December 31, 2016 CNY	Nov. 21, 2013 Baidu Warrants	Dec. 31, 2014 Zhixin Cooperation Agreement USD ($)	Dec. 31, 2014 Zhixin Cooperation Agreement CNY	Dec. 31, 2014 Baidu, Inc. USD ($)	Dec. 31, 2014 Baidu, Inc. CNY	Dec. 31, 2013 Baidu, Inc. CNY	Dec. 31, 2012 Baidu, Inc. CNY	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants USD ($)	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants Exercisable from January 15, 2015	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants Exercisable from January 15, 2016	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants Exercisable from January 15, 2017	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement Minimum	Dec. 31, 2014 Baidu, Inc. Zhixin Cooperation Agreement Maximum Baidu Warrants	Feb. 27, 2014 Baidu USD ($)	Oct. 12, 2013 Baidu CNY	Aug. 06, 2013 Baidu USD ($)	Aug. 06, 2013 Baidu CNY	Jul. 22, 2013 Baidu USD ($)	Jul. 22, 2013 Baidu CNY	Apr. 22, 2013 Baidu USD ($)	Nov. 01, 2012 Baidu	Dec. 31, 2013 Baidu CNY	Dec. 31, 2012 Baidu CNY	Dec. 31, 2014 Baidu	Feb. 27, 2014 Baidu USD ($)	Nov. 01, 2012 Baidu USD ($)	Apr. 22, 2013 Baidu Online USD ($)	Apr. 22, 2013 Baidu Online CNY	Nov. 09, 2012 Baidu Online USD ($)	Nov. 09, 2012 Baidu Online CNY	Dec. 31, 2013 Baidu Online CNY	Dec. 31, 2012 Baidu Online CNY	Nov. 09, 2012 Baidu Online	Oct. 12, 2013 Baidu Netcom USD ($)	Oct. 12, 2013 Baidu Netcom CNY	Sep. 27, 2013 Baidu Netcom CNY	Dec. 28, 2012 Baidu Netcom USD ($)	Dec. 28, 2012 Baidu Netcom CNY	Dec. 31, 2014 Baidu Netcom USD ($)	Dec. 31, 2014 Baidu Netcom CNY	Dec. 31, 2013 Baidu Netcom USD ($)	Dec. 31, 2013 Baidu Netcom CNY	Dec. 31, 2012 Baidu Netcom CNY	Dec. 31, 2014 Baidu Times USD ($)	Dec. 31, 2014 Baidu Times CNY	Dec. 31, 2014 Bo Rui USD ($)	Dec. 31, 2014 Bo Rui CNY	Dec. 31, 2013 Bo Rui CNY	Dec. 31, 2014 Bo Dong USD ($)	Dec. 31, 2014 Bo Dong CNY	Dec. 31, 2013 Bo Dong CNY	Dec. 31, 2012 Frederick Demopoulos CNY	Dec. 31, 2014 Nuo Mi USD ($)	Dec. 31, 2014 Nuo Mi CNY
Related party transactions
Automatic renewal term of agreement																7 years
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2014																					2190 Millions
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2015																					2190 Millions
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2016																					2190 Millions
Warrants issued in exchange for the services to be performed									45,800,000
Value of warrants to be issued																	$ 229,000,000
Share price (in dollars per share)				$ 5	$ 5.00
Exercise price																	$ 0.00
Warrants exercisable																		11,450,000	16,030,000	18,320,000
Percentage of warrants exercisable																		25.00%	35.00%	40.00%
Cash per warrants to be paid in default																	$ 5
Period preceding the settlement used to calculate average closing price of Class B ordinary share																	10 days
Percentage of voting interest sustained on exercise of warrants in case of defaults																						49.90%
Percentage of Benchmark MTG if not achieved which will resulted into downward adjustment of number of shares issuable upon exercise of warrants																																	90.00%
Aggregate benchmark revenue						480,000,000	630,000,000	800,000,000
Revenue entitled to Baidu, Inc. in excess of benchmark revenue (as a percent)																76.00%
Revolving credit facility, maximum borrowing capacity																																		300,000,000
Term																							3 years
Commitment fee																							0
Percentage of variable rate basis for determination of interest rate																																		90.00%
Amounts paid and expenses incurred to related parties										112,817,000	699,983,000	760,000	4,714,000																																			26,603,000	165,058,000		91,533,000	74,296,000	1,236,000	7,670,000	88,000	547,000	202,000	770,000	4,780,000	1,195,000	81,000	61,000	377,000
Amounts of expenses contributed by related parties												533,000	3,304,000	5,920,000	6,650,000
Loans from related parties																																				16,117,000	100,000,000	16,117,000	100,000,000	150,000,000	100,000,000				50,000,000	8,059,000	50,000,000					50,000,000
Market interest rate (as a percent)																																										5.60%
Repayment of loans from related parties																																								150,000,000	100,000,000										50,000,000
Loan, and extension of loan to related parties																													11,174,000		99,623,000	31,127,000
Repayment of loans to related parties																								50,000,000		11,174,000		100,000,000			98,975,000
Imputed interest																											222,000	1,376,000										68,000	421,000	2,050,000	421,000		19,000	115,000						109,000	674,000
Loan interest																																								115,000
Upfront payments made to related parties																																																3,546,000	22,000,000		10,000,000
Expected period for delivery of services from upfront payments made																																																12 months	12 months
Initial Term												3 years	3 years
Minimum percentage of ownership held by related party necessary to maintain initial agreement term												50.00%	50.00%
Loans to related parties																																			5,000,000
Penalties for early repayment																																						0
Interest rate on the loan from related party (as a percent)																											5.60%	5.60%										0.77%	0.77%						6.00%					5.60%	5.60%
Repayment term of loan from related parties																														6 months						3 months	3 months	6 months	6 months							6 months	6 months
Repayment term of loan to related parties																													3 months
Additional loan to related parties																													5,000,000
Extended repayment term of additional loan to related parties																													3 months
Repayment of additional loan granted to related parties																									5,000,000
Due from related parties	6,439,000	39,951,000	10,000,000																																													4,063,000	25,210,000		10,000,000		592,000	3,670,000								1,784,000	11,071,000
Due to related party	$ 1,016,000	6,305,000	4,492,000									$ 759,000	4,714,000																																						3,452,000		$ 124,000	768,000	$ 8,000	50,000	203,000	$ 64,000	396,000	837,000		$ 61,000	377,000